Prepaid Deposits	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Notes to Financial Statements
Prepaid Deposits

NOTE 3 – PREPAID DEPOSITS

Prepaid deposits consisted of advance deposit paid for the purchase of debit cards and advance rents for the Company’s office facilities, were $100,777 and $8,700 at September 30, 2020 and March 31, 2020, respectively (See Note 6).

NOTE 3 – PREPAID DEPOSITS Prepaid deposits of $8,700 and $0 at March 31, 2020 and 2019, respectively, consisted of security deposit of one month rent for its office facilities, see NOTE 6.